NAA SMALL GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3%
	Communications - 0.4%
3,486	Warner Music Group Corp., Class A	$ 89,032

	Consumer Discretionary - 11.2%
1,879	Armstrong World Industries, Inc.	309,660
1,470	Boot Barn Holdings, Inc.(a)	215,149
1,999	Brinker International, Inc.(a)	285,398
346	Cavco Industries, Inc.(a)	167,564
1,176	Champion Homes, Inc.(a)	87,459
3,073	Cinemark Holdings, Inc.	87,642
1,585	Covista, Inc.(a)	182,671
1,760	FirstCash Holdings, Inc.	330,880
1,208	Grand Canyon Education, Inc.(a)	205,396
782	Madison Square Garden Sports Corporation(a)	251,335
1,804	Shake Shack, Inc., Class A(a)	159,600
2,853	Travel + Leisure Company	197,399
2,394	Urban Outfitters, Inc.(a)	151,660
2,165	YETI Holdings, Inc.(a)	79,217
		2,711,030
	Consumer Staples - 1.3%
2,093	Cal-Maine Foods, Inc.	165,661
1,836	elf Beauty, Inc.(a)	111,280
465	Inter Parfums, Inc.	42,241
		319,182
	Energy - 4.9%
8,168	Archrock, Inc.	284,246
4,027	Kodiak Gas Services, Inc.	234,855
3,139	Oceaneering International, Inc.(a)	111,340
2,362	Tidewater, Inc.(a)	197,345
3,603	Valaris Ltd.(a)	353,239
		1,181,025
	Financials - 11.3%
1,670	Ameris Bancorp	130,243
1,008	Assured Guaranty Ltd.	82,132
591	BancFirst Corporation	64,124

NAA SMALL GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	Financials - 11.3% (Continued)
9,865	BCG Group, Inc-A, Class A	$ 96,480
573	Cohen & Steers, Inc.	35,841
1,213	Community Financial System, Inc.	71,142
1,472	Cullen/Frost Bankers, Inc.	201,782
964	Enova International, Inc.(a)	130,940
829	Goosehead Insurance, Inc., Class A(a)	35,365
2,543	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	93,455
1,191	Mercury General Corporation	104,987
5,039	MGIC Investment Corporation	132,274
1,973	Moelis & Company, Class A	112,461
3,324	NMI Holdings, Inc., Class A(a)	124,683
1,126	Palomar Holdings, Inc.(a)	134,557
1,061	Pathward Financial, Inc.	94,673
1,760	Piper Sandler Cos	134,728
1,174	Pjt Partners, Inc., Class A	164,031
2,981	Radian Group, Inc.	98,611
3,500	StepStone Group, Inc., Class A	167,020
3,235	StoneX Group, Inc.(a)	260,903
3,941	Virtu Financial, Inc., Class A	173,325
1,304	WSFS Financial Corporation	85,360
		2,729,117
	Health Care - 15.2%
11,720	ADMA Biologics, Inc.(a)	105,597
7,815	Alkermes plc(a)	276,338
5,285	BrightSpring Health Services, Inc.(a)	225,194
2,799	Bruker Corporation	101,100
5,074	Catalyst Pharmaceuticals, Inc.(a)	125,632
1,757	Glaukos Corporation(a)	189,159
3,382	HealthEquity, Inc.(a)	282,634
5,854	Indivior Pharmaceuticals, Inc.(a)	178,430
1,465	Inspire Medical Systems, Inc.(a)	75,565
1,202	Krystal Biotech, Inc.(a)	310,501
1,241	Masimo Corporation(a)	220,737
1,665	Merit Medical Systems, Inc.(a)	114,768

NAA SMALL GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	Health Care - 15.2% (Continued)
15,724	Mirion Technologies, Inc.(a)	$ 292,309
5,364	Privia Health Group, Inc.(a)	110,337
3,557	Progyny, Inc.(a)	60,398
2,706	Protagonist Therapeutics, Inc.(a)	285,212
2,193	RadNet, Inc.(a)	122,567
6,199	TG Therapeutics, Inc.(a)	205,931
1,758	TransMedics Group, Inc.(a)	174,763
3,826	Veracyte, Inc.(a)	123,235
2,495	Vericel Corporation(a)	80,264
		3,660,671
	Industrials - 20.6%
1,352	Alarm.com Holdings, Inc.(a)	58,393
5,062	ATI, Inc.(a)	736,318
1,582	Badger Meter, Inc.	241,018
2,077	Cactus, Inc., Class A	98,387
1,034	Dycom Industries, Inc.(a)	350,340
1,191	ESCO Technologies, Inc.	335,112
2,829	Federal Signal Corporation	305,929
4,118	Flowserve Corporation	302,714
3,226	Frontdoor, Inc.(a)	170,526
1,937	Granite Construction, Inc.	232,208
1,079	Installed Building Products, Inc.	286,097
1,279	Moog, Inc., Class A	374,287
769	Novanta, Inc.(a)	90,827
742	OSI Systems, Inc.(a)	197,008
2,180	SPX Technologies, Inc.(a)	435,869
1,099	Sterling Infrastructure, Inc.(a)	447,589
6,494	Zurn Elkay Water Solutions Corporation	291,191
		4,953,813
	Materials - 6.6%
825	Balchem Corporation	139,821
1,919	Carpenter Technology Corporation	756,374
1,437	Century Aluminum Company(a)	84,338
5,521	Element Solutions, Inc.	188,488

NAA SMALL GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	Materials - 6.6% (Continued)
635	Hawkins, Inc.	$ 97,536
1,905	Sensient Technologies Corporation	164,668
1,005	Warrior Met Coal, Inc.	93,615
343	WD-40 Company	69,951
		1,594,791
	Real Estate - 5.9%
6,368	Brixmor Property Group, Inc.	183,398
6,313	Essential Properties Realty Trust, Inc.	191,663
5,991	Macerich Company (The)	113,230
4,422	Outfront Media, Inc.	117,183
3,259	Phillips Edison & Company, Inc.	121,952
2,742	Ryman Hospitality Properties, Inc.	253,004
1,784	St Joe Company (The)	112,035
3,389	Tanger, Inc.	115,158
3,404	Terreno Realty Corporation	209,074
		1,416,697
	Technology - 19.9%
2,998	ACI Worldwide, Inc.(a)	122,948
1,293	Axcelis Technologies, Inc.(a)	120,352
4,556	Box, Inc., Class A(a)	107,704
1,422	Cirrus Logic, Inc.(a)	205,650
1,244	CommVault Systems, Inc.(a)	96,895
13,858	Dynatrace, Inc.(a)	512,469
2,850	EVERTEC, Inc.	80,427
6,976	ExlService Holdings, Inc.(a)	212,419
3,927	FormFactor, Inc.(a)	380,880
1,174	Impinj, Inc.(a)	120,570
11,972	MARA Holdings, Inc.(a)	97,692
897	MarketAxess Holdings, Inc.	147,987
2,362	MKS, Inc.	542,811
1,802	Parsons Corporation(a)	97,614
2,569	Qorvo, Inc.(a)	198,841
4,105	Semtech Corporation(a)	315,633
1,005	SPS Commerce, Inc.(a)	55,948

NAA SMALL GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	Technology - 19.9% (Continued)
5,690	TTM Technologies, Inc.(a)	$ 554,320
7,073	Viasat, Inc.(a)	323,943
11,545	Viavi Solutions, Inc.(a)	384,218
5,048	Waystar Holding Corporation(a)	121,707
		4,801,028
	Utilities - 2.0%
1,139	American States Water Company	86,132
647	Chesapeake Utilities Corporation	81,761
2,891	Ormat Technologies, Inc.	323,560
		491,453

	TOTAL COMMON STOCKS (Cost $21,863,736)	23,947,839

	EXCHANGE-TRADED FUNDS — 0.5%
	Equity - 0.5%
236	iShares Russell 2000 Growth ETF	74,059
193	Vanguard Small-Cap Growth ETF	58,334
	TOTAL EXCHANGE-TRADED FUNDS (Cost $142,611)	132,393

	TOTAL INVESTMENTS - 99.8% (Cost $22,006,347)	$ 24,080,232
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	57,445
	NET ASSETS - 100.0%	$ 24,137,677

ETF – Exchange-Traded Fund

Ltd. – Limited Company

PLC – Public Limited Company

(a)	Non-income producing security.